Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of number of stock options and weighted avearge exercisable price

(Number of options)	2018	2017

Beginning of year	8,324,666	8,020,311
Options granted	1,473,430	1,373,040
Options forfeited	(315,340)	(564,423)
Options expired	(661,951)	(504,052)
Options exercised [note 16]	-	(210)

End of year	8,820,805	8,324,666

Exercisable	6,007,557	5,809,077

Weighted average exercise prices were as follows:

	2018	2017

Beginning of year	$22.19	$23.61
Options granted	11.32	14.70
Options forfeited	25.43	26.49
Options expired	28.90	19.50
Options exercised	-	19.37

End of year	$19.75	$22.19

Exercisable	$22.83	$24.95

Total options outstanding and exercisable

Total options outstanding and exercisable at December 31, 2018 were as follows:

		Options outstanding		Options exercisable

Option price per share	Number	Weighted average remaining life	Weighted average exercisable price	Number	Weighted average exercisable price

$11.32 - 17.84	4,119,810	5.8	$14.01	1,306,562	$15.79
$17.85 - 39.53	4,700,995	2	$24.79	4,700,995	$24.79

	8,820,805			6,007,557

The foregoing options have expiry dates ranging from February 28, 2019 to February 28, 2026.

Compensation expense under equity settled plans

	2018	2017

Stock option plan	$4,744	$4,941
Performance share unit plan	7,690	6,186
Restricted share unit plan	2,542	2,833
Employee share ownership plan	3,845	4,473

Total	$18,821	$18,433

Expenses (recoveries) cash-settled plans

	2018	2017

Deferred share unit plan	$2,922	$(42)
Phantom stock option plan	675	176

Total	$3,597	$134

Equity-settled plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

	Stock option plan	PSU	RSU

Number of options granted	1,473,430	602,530	377,021
Average strike price	$11.32	-	$11.46
Expected dividend	$0.08	-	-
Expected volatility	35%	37%	-
Risk-free interest rate	2.0%	1.9%	-
Expected life of option	4.8 years	3 years	-
Expected forfeitures	7%	9%	13%
Weighted average grant date fair values	$3.48	$11.43	$11.46

Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

	Grant date	Reporting date
	March 1, 2018	December 31, 2018

Number of units	101,895	353,580
Average strike price	$11.32	$17.74
Expected dividend	$0.08	$0.08
Expected volatility	35%	37%
Risk-free interest rate	1.9%	1.9%
Expected life of option	4.5 years	3.7 years
Expected forfeitures	7%	8%
Weighted average measurement date fair values	$3.68	$4.21